SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment Information (FY) (Details) - segment	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Number of operating segments	1	1
Number of reportable segments	1	1